INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 14,187	$ 15,845
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	17,114	18,622	$ 13,718
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (2,927)	$ (2,777)	$ (1,896)